Shareholders’ Equity (Details) - USD ($)						6 Months Ended		12 Months Ended
	Aug. 26, 2022	Nov. 30, 2021	Feb. 11, 2021	Aug. 08, 2019	Feb. 22, 2019	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Apr. 24, 2020	Apr. 03, 2020
Shareholders
Ordinary shares, authorized (in Shares)						500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001		$ 0.0001
First reverse stock split, description						On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020.
Ordinary shares issued (in Shares)						3,679,200			24,640,000	28,000,000
Ordinary shares outstanding (in Shares)									24,640,000	28,000,000
Ordinary shares reduced (in Shares)									16,800,000	24,640,000
Share-based compensation expenses
Granted restricted share (in Shares)	3,334,200
Restricted share percentage	25.00%
Nonvested percentage	75.00%
Restricted share, par value (in Dollars per share)	$ 2
Total share-based compensation	$ 6,668,400
Share-based compensation expenses						1,348,581
Unrecognized compensation expenses						$ 2,267,349
Weighted average period						1 year 6 months 18 days
Non-controlling shareholder's capital contributions						$ 148,078	12,326,660
After-tax profits percentage						10.00%
Statutory reserves, percentage						50.00%
Statutory reserves						$ 2,477,940		$ 2,477,940
Common Stock [Member]
Shareholders
Price per share (in Dollars per share)						$ 0.0001
Osiris International Cayman Limited [Member]
Shareholders
Price per share (in Dollars per share)					$ 0.0001
Restricted share units [Member]
Shareholders
Recognized ratably over the requisite service period	3 years
Common Stock [Member]
Shareholders
First reverse stock split, description						On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020.
IPO [Member]
Shareholders
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary share issued (in Shares)			1,008,000
Price per share (in Dollars per share)			$ 4
Gross proceeds			$ 4,032,000
Net proceeding			$ 27,504,639
IPO [Member] | Common Stock [Member]
Shareholders
Ordinary shares, authorized (in Shares)			6,720,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Price per share (in Dollars per share)			$ 4
Gross proceeds			$ 26,880,000
GIOP [Member]
Shareholders
Ordinary shares, authorized (in Shares)					500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary share issued (in Shares)				27,000,000	999,999
Price per share (in Dollars per share)				$ 0.0001
Total consideration				$ 2,800
Jiagui Haifeng [Member]
Shareholders
Equity interest, percentage		51.00%
Mr. Lifeng Wang [Member]
Shareholders
Equity interest, percentage		49.00%
GIOP BJ [Member]
Shareholders
Statutory reserves, percentage						50.00%		50.00%
GIOP BJ [Member]
Shareholders
Equity interest, percentage						75.00%
Yunqianyi [Member]
Shareholders
Equity interest, percentage						25.00%
Shidong Cloud [Member]
Shareholders
Non-controlling shareholder's capital contributions							78,851
Capital contributions							52,863
Sunrise Guizhou [Member]
Shareholders
Capital contributions							$ 10,759,335
Restricted Stock Units (RSUs) [Member]
Shareholders
Share-based compensation expenses						$ 1,348,581